Remuneration and other benefits paid to Banco Santander’s directors and senior managers - Schedule of funds and pension plans of senior management (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Senior management
Disclosure of transactions between related parties [line items]
Pension funds: Endowments and/or contributions	€ 2,376	€ 2,550
Pension funds: Accumulated rights	59,672	55,451
Remunerations received as endowments and/or contributions to pension funds by members of the senior management who ceased in their functions	168	108
Retired senior management
Disclosure of transactions between related parties [line items]
Pension funds: Accumulated rights	€ 83,485	€ 90,401